                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775

                   Oppenheimer International Diversified Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                                 Shares          Value
                                                               ----------   --------------
INVESTMENT COMPANIES--100.2%(1)
FIXED INCOME FUND--12.7%
Oppenheimer International Bond Fund, Cl. Y                     23,587,113   $  146,475,973
GLOBAL EQUITY FUNDS--87.4%
Oppenheimer Developing Markets Fund, Cl. Y                      4,730,420      113,246,261
Oppenheimer International Growth Fund, Cl. Y                   16,301,834      354,401,864
Oppenheimer International Small Company Fund, Cl. Y             8,688,237      155,953,858
Oppenheimer Master International Value Fund, LLC               20,049,838      154,550,950
Oppenheimer Quest International Value Fund, Inc., Cl. Y        16,800,864      232,523,955
                                                                            --------------
                                                                             1,010,676,888
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%(2)    1,763,559        1,763,559
TOTAL INVESTMENTS, AT VALUE (COST $1,154,086,469)                   100.2%   1,158,916,420
Liabilities in Excess of Other Assets                                (0.2)      (2,036,024)
                                                               ----------   --------------
Net Assets                                                          100.0%  $1,156,880,396

Footnotes to Statement of Investments


                 1 | Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES          GROSS        GROSS         SHARES
                                                          APRIL 30, 2009    ADDITIONS   REDUCTIONS   JULY 31, 2009
                                                          --------------   ----------   ----------   -------------
Oppenheimer Developing Markets Fund, Cl. Y                   5,210,593         58,163      538,336    4,730,420
Oppenheimer Institutional Money Market Fund, Cl. E           1,058,716     12,809,302   12,104,459    1,763,559
Oppenheimer International Bond Fund, Cl. Y                  23,261,575        462,658      137,120   23,587,113
Oppenheimer International Growth Fund, Cl. Y                15,834,840        607,101      140,107   16,301,834
Oppenheimer International Small Company Fund, Cl. Y          9,546,725        116,174      974,662    8,688,237
Oppenheimer Master International Value Fund, LLC            17,121,876      3,637,090      709,128   20,049,838
Oppenheimer Quest International Value Fund, Inc., Cl. Y     17,014,960             --      214,096   16,800,864

                                                                                            REALIZED
                                                               VALUE         INCOME        GAIN (LOSS)
                                                          --------------   ----------     ------------
Oppenheimer Developing Markets Fund, Cl. Y                $  113,246,261   $       --     $(10,288,151)
Oppenheimer Institutional Money Market Fund, Cl. E             1,763,559        1,632               --
Oppenheimer International Bond Fund, Cl. Y                   146,475,973    1,557,026          (41,268)
Oppenheimer International Growth Fund, Cl. Y                 354,401,864           --       (1,516,731)
Oppenheimer International Small Company Fund, Cl. Y          155,953,858           --      (12,402,613)
Oppenheimer Master International Value Fund, LLC             154,550,950    1,618,514(A)       413,721(A)
Oppenheimer Quest International Value Fund, Inc., Cl. Y      232,523,955           --          169,782
                                                          --------------   ----------     ------------
                                                          $1,158,916,420   $3,177,172     $(23,665,260)
                                                          ==============   ==========     ============

(A.) Represents the amount allocated to the Fund from Oppenheimer Master
     International Value Fund, LLC.

(2.) Rate shown is the 7-day yield as of July 31, 2009.


                 2 | Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

                                           LEVEL 2--
                            LEVEL 1--        OTHER        LEVEL 3--
                           UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                             QUOTED       OBSERVABLE    UNOBSERVABLE
                             PRICES          INPUTS        INPUTS           VALUE
                         --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies     $1,158,916,420       $--            $--       $1,158,916,420
                         --------------       ---            ---       --------------
Total Assets             $1,158,916,420       $--            $--       $1,158,916,420
                         --------------       ---            ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the


                 3 | Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in


                 4 | Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master International Value Fund, LLC (the "master fund"). The master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of the master fund is to seek long-term capital appreciation by investing in common stocks of foreign companies that the Manager believes are undervalued. The Fund's investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund's expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,259,470,773
                                 ==============
Gross unrealized appreciation    $    4,044,393
Gross unrealized depreciation      (104,598,746)
                                 --------------
Net unrealized depreciation      $ (100,554,353)
                                 ==============


                 5 | Oppenheimer International Diversified Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/11/2009